Financial Instruments - Summary of Movements in Loss Allowance Account in Respect of Accounts Receivables (Detail) - Accounts receivable [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
At beginning of year	¥ 4,680	¥ 4,761
Impairment losses for ECL	1,653	2,008
Amounts written off	(1,641)	(2,089)
At end of year	¥ 4,692	¥ 4,680